Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Retirement Benefits [Abstract]
Severance pay liability	$ 298,044	$ 270,985
Deposit with insurance companies	233,749	211,566
Severance expenses	$ 35,015	$ 33,354	$ 33,355